Condensed Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended						6 Months Ended
	Jun. 30, 2025		Mar. 31, 2025	Jun. 30, 2024		Mar. 31, 2024	Jun. 30, 2025		Dec. 31, 2024	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net earnings	$ 292,270			$ 122,317			$ 546,254			$ 286,358
Items that will not be reclassified to net earnings
Gain on LTIs	40,520	[1]		18,309	[2]		66,681	[2]		12,840	[2]
Income tax expense related to LTIs	(3,945)			(1,327)			(6,295)			(1,424)
Total other comprehensive income	36,575			16,982			60,386			11,416
Total comprehensive income	$ 328,845		$ 277,794	$ 139,299		$ 158,475	$ 606,640		$ 235,163	$ 297,774

[1]	Fair Value Gains (Losses) are reflected as a component of Other Comprehensive Income (“OCI”)
[2]	Fair Value Gains (Losses) are reflected as a component of OCI.